Declaration of Distributions - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Oct. 25, 2022	Sep. 20, 2022	Dec. 20, 2021	Dec. 31, 2021
Class A Common stock
Dividend Declared [Line Items]
Common stock per share outstanding per day declared	$ 0.00164		$ 0.00164
Cash distribution record date start			Jan. 01, 2022
Cash distribution record date end			Mar. 31, 2022
Class T Common stock
Dividend Declared [Line Items]
Common stock per share outstanding per day declared		$ 0.00164	$ 0.00164
Cash distribution record date start	Nov. 01, 2022	Oct. 01, 2022	Jan. 01, 2022
Cash distribution record date end	Nov. 30, 2022	Oct. 31, 2022	Mar. 31, 2022
Class A and Class T Common Shares
Dividend Declared [Line Items]
Distributions declared				$ 47.0
Distributions per share				$ 0.6